Other income, net	12 Months Ended
Mar. 31, 2026
Other operating income expense [Abstract]
Other income, net
22. Other income, net

Other income, net consists of the following:

	For the Year Ended March 31,
	2026		2025		2024
Gain on sale/disposal of non-current assets, net (1)	Rs.	(2,547)	Rs.	(1,522)	Rs.	(900)
Sale of spent chemicals		(385)		(437)		(489)
Scrap sales		(362)		(323)		(338)
Miscellaneous income, net (2)		(4,333)		(2,076)		(2,472)
	Rs.	(7,627)	Rs.	(4,358)	Rs.	(4,199)

(1)	Gain on sale/disposal of non-current assets, net for the year end ed March 31, 2026 includes :

•	Rs.1,890 towards divestment of certain product related intangibles i.e., trademarks during the year ended March 31, 2026.

Gain on sale/disposal of non-current assets, net for the year end ed
March 31, 2025 includes:

•
A
c
umulative amount of foreign exchange gains of Rs.1,551, reclassified from the foreign currency translation reserve, and a loss of Rs.52 due to turn around fees paid upon divestment of the membership interest in the subsidiary “Dr. Reddy’s Laboratories Louisiana LLC”, including the manufacturing facility and related assets, to Jaguar Labs Holdings LLC.

In addition to the above, in connection with this divestment the Company also has recognized an amount of Rs.293, primarily comprising severance payments to employees in the consolidated income statement. This divest
ment
transaction pertains to the Company’s Global Generics Segment.

(2)	Miscellaneous income for the year ended March 31, 2026 includes:

•
Rs.877 towards gain recognized from the write back of liabilities no longer required pursuant to the discontinuance of development of conjugated estrogen at the Company’s site in Middleburgh, New York. Refer to
N
ote 11 of these consolidated financial statements for further details; and

•
Rs.1,400 recogni
z
ed pursuant to settlement of product related litigations representing payment for avoided litigation costs by the Company and its affiliates in the United States and the United Kingdom during the year ended March 31, 2026.

Miscellaneous income for the year ended March 31, 2024 includes

•	Rs.984 recognized pursuant to a settlement of product related litigation representing payment for avoided litigation costs by the Company and its affiliates in the United Kingdom; and
•
Rs.540 recognized pursuant to a settlement agreement with Janssen Group, in settlement of the claim brought in the Federal Court of Canada by the Company and its affiliates for damages under section 8 of the Canadian Patented Medicines (Notice of Compliance) Regulations in regard to the Company’s ANDS for a generic version of Zytiga® (Abiraterone).